FINANCIAL (INCOME) EXPENSES, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL (INCOME) EXPENSES, net
Fair value gain on derivative financial instruments		$ 344	$ 104
Gains on financial assets at fair value through profit or loss	$ 94	474	295
Gain from changes in exchange rates		74
Interest from bank deposits	176	443	279
Financial income	270	1,335	678
Interest and finance charges for lease liabilities	405	390
Loss from changes in exchange rates	9		125
Interest expenses related to borrowing and payable in respect of intangible assets purchase	12,045
Other	300	48	42
Financial expenses	12,759	438	167
Financial (income) /expenses, net	$ 12,489	$ (897)	$ (511)